Contingencies	6 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCIES

16. CONTINGENCIES

In the ordinary course of business, the Group may be subject to legal proceeding regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

The Group has no significant pending litigation as of issuance date of the condensed financial statements.